Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Apr. 10, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Class I Prospectus | Global Strategist Portfolio | Class I
Risk/Return:
Trading Symbol	UIMPX
Class I Prospectus | Emerging Markets Equity Portfolio | Class I
Risk/Return:
Trading Symbol	UEMEX
Class I Prospectus | Mid Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	UMGPX
Class I Prospectus | US Real Estate Portfolio | Class I
Risk/Return:
Trading Symbol	UUSRX
Class I Prospectus | Core Plus Fixed Income Portfolio | Class I
Risk/Return:
Trading Symbol	UFIPX
Class I Prospectus | Emerging Markets Debt Portfolio | Class I
Risk/Return:
Trading Symbol	UEMDX